UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Ultra Short-Term Bond Fund

Z Class (TRZWX)

This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by declining interest rates and tighter credit spreads near the end of 2023. Corporate bonds and securitized credit generated positive excess returns during the rally and the broader reporting period.

  The fund’s out-of-benchmark allocations to securitized sectors (residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities), overweight to investment-grade corporate bonds, and underweight to U.S. Treasuries aided relative performance versus its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index. Security selection among investment-grade corporate bonds also contributed.

  Positioning on the yield curve hindered relative performance. Specifically, an overweight to the two-year key rate detracted as the yield on the two-year U.S. Treasury note ended the period higher.

  The fund’s allocation to investment-grade corporate debt decreased over the reporting period but continued to represent the portfolio’s largest absolute and relative position. As corporate bond valuations tightened early in the period, we focused on additions in ABS, and our allocation to the ABS sector ended notably higher. Within the sector, the analyst team identified a variety of opportunities among automotive and industrial equipment securities.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly U.S. Treasury futures, contributed modestly to absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	10,002	9,989	9,999
5/31/21	10,011	9,975	10,005
8/31/21	10,038	10,138	10,007
11/30/21	10,023	10,077	10,006
2/28/22	9,991	9,725	9,990
5/31/22	9,922	9,154	9,990
8/31/22	9,913	8,970	9,990
11/30/22	9,922	8,783	10,032
2/28/23	10,100	8,779	10,135
5/31/23	10,225	8,958	10,252
8/31/23	10,402	8,863	10,386
11/30/23	10,571	8,887	10,535
2/29/24	10,772	9,071	10,674
5/31/24	10,945	9,075	10,812

202405-3565004, 202407-3567309

F1419-052 7/24

Average Annual Total Returns

	1 Year	Since Inception 2/22/2021
Ultra Short-Term Bond Fund (Z Class)	7.04%	2.80%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.93
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.46	2.42

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,258,094
Number of Portfolio Holdings	416
Investment Advisory Fees Paid (000s)	$3,300
Portfolio Turnover Rate	82.0%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	30.1%
AA Rated	6.2
A Rated	18.9
BBB Rated	32.1
Not Rated	- 3.2
U.S. Treasury Securities	3.3
Reserves	12.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	2.9%
Verus Securitization Trust	1.9
Santander Drive Auto Receivables Trust	1.9
Exeter Automobile Receivables Trust	1.9
Octane Receivables Trust	1.8
Enterprise Fleet Financing	1.5
Targa Resources	1.2
Edison International	1.2
Conagra Brands	1.2
Structured Agency Credit Risk Debt Notes	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Ultra Short-Term Bond Fund

Z Class (TRZWX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Ultra Short-Term Bond Fund

I Class (TRSTX)

This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - I Class	$21	0.20%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by declining interest rates and tighter credit spreads near the end of 2023. Corporate bonds and securitized credit generated positive excess returns during the rally and the broader reporting period.

  The fund’s out-of-benchmark allocations to securitized sectors (residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities), overweight to investment-grade corporate bonds, and underweight to U.S. Treasuries aided relative performance versus its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index. Security selection among investment-grade corporate bonds also contributed.

  Positioning on the yield curve hindered relative performance. Specifically, an overweight to the two-year key rate detracted as the yield on the two-year U.S. Treasury note ended the period higher.

  The fund’s allocation to investment-grade corporate debt decreased over the reporting period but continued to represent the portfolio’s largest absolute and relative position. As corporate bond valuations tightened early in the period, we focused on additions in ABS, and our allocation to the ABS sector ended notably higher. Within the sector, the analyst team identified a variety of opportunities among automotive and industrial equipment securities.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly U.S. Treasury futures, contributed modestly to absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
7/6/17	500,000	500,000	500,000
8/31/17	501,296	508,001	501,061
11/30/17	503,453	505,225	502,200
2/28/18	505,761	496,943	503,530
5/31/18	507,612	499,953	505,967
8/31/18	511,954	502,670	508,753
11/30/18	514,303	498,444	511,399
2/28/19	518,165	512,695	515,166
5/31/19	525,245	531,952	518,895
8/31/19	530,020	553,804	522,775
11/30/19	532,331	552,233	525,615
2/29/20	537,552	572,591	528,899
5/31/20	537,370	582,038	532,256
8/31/20	546,241	589,654	533,014
11/30/20	549,285	592,456	533,343
2/28/21	551,549	580,513	533,681
5/31/21	552,827	579,681	533,968
8/31/21	552,886	589,157	534,097
11/30/21	551,832	585,623	534,027
2/28/22	549,787	565,164	533,178
5/31/22	545,781	532,020	533,162
8/31/22	544,997	521,310	533,171
11/30/22	545,250	510,431	535,400
2/28/23	554,794	510,219	540,927
5/31/23	561,370	520,619	547,159
8/31/23	570,814	515,090	554,341
11/30/23	579,788	516,453	562,293
2/29/24	591,734	527,195	569,670
5/31/24	600,884	527,416	577,033

202405-3565004, 202407-3567309

F1104-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/6/2017
Ultra Short-Term Bond Fund (I Class)	7.04%	2.73%	2.70%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.78
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.46	2.15	2.10

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,258,094
Number of Portfolio Holdings	416
Investment Advisory Fees Paid (000s)	$3,300
Portfolio Turnover Rate	82.0%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	30.1%
AA Rated	6.2
A Rated	18.9
BBB Rated	32.1
Not Rated	- 3.2
U.S. Treasury Securities	3.3
Reserves	12.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	2.9%
Verus Securitization Trust	1.9
Santander Drive Auto Receivables Trust	1.9
Exeter Automobile Receivables Trust	1.9
Octane Receivables Trust	1.8
Enterprise Fleet Financing	1.5
Targa Resources	1.2
Edison International	1.2
Conagra Brands	1.2
Structured Agency Credit Risk Debt Notes	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Ultra Short-Term Bond Fund

I Class (TRSTX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Ultra Short-Term Bond Fund

Investor Class (TRBUX)

This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Investor Class	$32	0.31%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by declining interest rates and tighter credit spreads near the end of 2023. Corporate bonds and securitized credit generated positive excess returns during the rally and the broader reporting period.

  The fund’s out-of-benchmark allocations to securitized sectors (residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities), overweight to investment-grade corporate bonds, and underweight to U.S. Treasuries aided relative performance versus its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index. Security selection among investment-grade corporate bonds also contributed.

  Positioning on the yield curve hindered relative performance. Specifically, an overweight to the two-year key rate detracted as the yield on the two-year U.S. Treasury note ended the period higher.

  The fund’s allocation to investment-grade corporate debt decreased over the reporting period but continued to represent the portfolio’s largest absolute and relative position. As corporate bond valuations tightened early in the period, we focused on additions in ABS, and our allocation to the ABS sector ended notably higher. Within the sector, the analyst team identified a variety of opportunities among automotive and industrial equipment securities.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly U.S. Treasury futures, contributed modestly to absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,011	10,090	10,005
2014	10,004	10,192	10,009
2015	10,025	10,318	10,014
2015	10,044	10,303	10,023
2015	10,046	10,247	10,027
2015	10,047	10,291	10,033
2016	10,052	10,473	10,048
2016	10,141	10,612	10,069
2016	10,191	10,859	10,092
2016	10,224	10,514	10,106
2017	10,260	10,621	10,133
2017	10,321	10,780	10,148
2017	10,364	10,912	10,180
2017	10,408	10,852	10,203
2018	10,435	10,674	10,230
2018	10,494	10,739	10,280
2018	10,563	10,798	10,336
2018	10,611	10,707	10,390
2019	10,712	11,013	10,466
2019	10,837	11,426	10,542
2019	10,934	11,896	10,621
2019	10,978	11,862	10,679
2020	11,083	12,299	10,745
2020	11,076	12,502	10,814
2020	11,256	12,666	10,829
2020	11,315	12,726	10,836
2021	11,358	12,470	10,843
2021	11,381	12,452	10,848
2021	11,378	12,655	10,851
2021	11,375	12,579	10,850
2022	11,307	12,140	10,832
2022	11,221	11,428	10,832
2022	11,224	11,198	10,832
2022	11,203	10,964	10,878
2023	11,396	10,960	10,990
2023	11,527	11,183	11,116
2023	11,718	11,064	11,262
2023	11,899	11,094	11,424
2024	12,141	11,324	11,574
2024	12,326	11,329	11,723

202405-3565004, 202407-3567309

F188-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ultra Short-Term Bond Fund (Investor Class)	6.92%	2.61%	2.11%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.46	2.15	1.60

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,258,094
Number of Portfolio Holdings	416
Investment Advisory Fees Paid (000s)	$3,300
Portfolio Turnover Rate	82.0%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	30.1%
AA Rated	6.2
A Rated	18.9
BBB Rated	32.1
Not Rated	- 3.2
U.S. Treasury Securities	3.3
Reserves	12.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	2.9%
Verus Securitization Trust	1.9
Santander Drive Auto Receivables Trust	1.9
Exeter Automobile Receivables Trust	1.9
Octane Receivables Trust	1.8
Enterprise Fleet Financing	1.5
Targa Resources	1.2
Edison International	1.2
Conagra Brands	1.2
Structured Agency Credit Risk Debt Notes	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Ultra Short-Term Bond Fund

Investor Class (TRBUX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,841	$33,192
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRBUX Ultra Short-Term Bond
Fund –
.
TRSTX Ultra Short-Term Bond
Fund–
.
I Class
TRZWX Ultra Short-Term Bond
Fund–
.
Z Class

T. ROWE PRICE Ultra Short-Term Bond Fund
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T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 4 .94 $ 4 .96 $ 5 .09 $ 5 .02 $ 5 .03
Investment activities
Net investment income
(1)(2)
0 .23 0 .13 0 .04 0 .06 0 .12
Net realized and unrealized
gain/loss 0 .10 0 .01
(3)
( 0 .11 ) 0 .08 ( 0 .01 )
Total from investment activities 0 .33 0 .14 ( 0 .07 ) 0 .14 0 .11
Distributions
Net investment income ( 0 .23 ) ( 0 .14 ) ( 0 .04 ) ( 0 .06 ) ( 0 .12 )
Net realized gain — ( 0 .02 ) ( 0 .02 ) ( 0 .01 ) —
Total distributions ( 0 .23 ) ( 0 .16 ) ( 0 .06 ) ( 0 .07 ) ( 0 .12 )
NET ASSET VALUE
End of period $ 5 .04 $ 4 .94 $ 4 .96 $ 5 .09 $ 5 .02

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)
6 .92% 2 .73% ( 1 .41 ) % 2 .75% 2 .21%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .33% 0 .33% 0 .36% 0 .45% 0 .44%
Net expenses after waivers/
payments by Price Associates 0 .31% 0 .31% 0 .33% 0 .35% 0 .35%
Net investment income 4 .63% 2 .61% 0 .72% 1 .12% 2 .34%
Portfolio turnover rate 82 .0% 38 .5% 56 .2% 45 .8% 69 .8%
Net assets, end of period (in
millions) $1,344 $1,459 $2,409 $4,169 $1,869
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 4 .95 $ 4 .97 $ 5 .10 $ 5 .03 $ 5 .04
Investment activities
Net investment income
(1)(2)
0 .24 0 .14 0 .04 0 .06 0 .12
Net realized and unrealized
gain/loss 0 .10 —
(3)
( 0 .11 ) 0 .09 ( 0 .01 )
Total from investment activities 0 .34 0 .14 ( 0 .07 ) 0 .15 0 .11
Distributions
Net investment income ( 0 .24 ) ( 0 .14 ) ( 0 .04 ) ( 0 .07 ) ( 0 .12 )
Net realized gain — ( 0 .02 ) ( 0 .02 ) ( 0 .01 ) —
Total distributions ( 0 .24 ) ( 0 .16 ) ( 0 .06 ) ( 0 .08 ) ( 0 .12 )
NET ASSET VALUE
End of period $ 5 .05 $ 4 .95 $ 4 .97 $ 5 .10 $ 5 .03

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)
7 .04% 2 .86% ( 1 .27 ) % 2 .88% 2 .31%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .20% 0 .19% 0 .22% 0 .32% 0 .33%
Net expenses after waivers/
payments by Price Associates 0 .20% 0 .19% 0 .19% 0 .23% 0 .25%
Net investment income 4 .75% 2 .74% 0 .87% 1 .20% 2 .47%
Portfolio turnover rate 82 .0% 38 .5% 56 .2% 45 .8% 69 .8%
Net assets, end of period (in
thousands) $914,377 $932,780 $1,288,432 $855,064 $263,120
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 4 .95 $ 4 .97 $ 5 .09 $ 5 .10
Investment activities
Net investment income
(2)(3)
0 .25 0 .15 0 .05 0 .02
Net realized and unrealized gain/loss 0 .09 —
(4)
( 0 .10 ) ( 0 .01 )
(5)
Total from investment activities 0 .34 0 .15 ( 0 .05 ) 0 .01
Distributions
Net investment income ( 0 .25 ) ( 0 .15 ) ( 0 .05 ) ( 0 .02 )
Net realized gain — ( 0 .02 ) ( 0 .02 ) —
Total distributions ( 0 .25 ) ( 0 .17 ) ( 0 .07 ) ( 0 .02 )
NET ASSET VALUE
End of period $ 5 .04 $ 4 .95 $ 4 .97 $ 5 .09

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(6)
7 .04% 3 .05% ( 0 .89 ) % 0 .11%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0 .19% 0 .19% 0 .25% 0 .33%
(7)
Net expenses after waivers/payments by
Price Associates 0 .00% 0 .00% 0 .00% 0 .00%
(7)
Net investment income 4 .95% 3 .03% 1 .06% 1 .13%
(7)
Portfolio turnover rate 82 .0% 38 .5% 56 .2% 45 .8%
Net assets, end of period (in thousands) $99 $97 $97 $100
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
May 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 25.7%
Auto Backed  11.9%
Ally Auto Receivables Trust
Series 2023-A, Class A2
6.15%, 1/17/34 (1) 2,691 2,695
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 3,714 3,717
ARI Fleet Lease Trust
Series 2023-B, Class A2
6.05%, 7/15/32 (1) 4,165 4,179
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.424%, 12/26/31 (1) 2,873 2,881
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85%, 6/15/26  1,125 1,095
CarMax Auto Owner Trust
Series 2023-3, Class A2B, FRN
SOFR30A + 0.60%, 5.924%, 11/16/26  1,949 1,951
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  1,660 1,657
CarMax Auto Owner Trust
Series 2024-1, Class A3
4.92%, 10/16/28  5,410 5,368
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  1,914 1,803
Carvana Auto Receivables Trust
Series 2023-N1, Class A
6.36%, 4/12/27 (1) 4,373 4,381
Carvana Auto Receivables Trust
Series 2023-N3, Class A
6.41%, 9/10/27 (1) 2,875 2,883
Carvana Auto Receivables Trust
Series 2023-P3, Class A2
6.09%, 11/10/26 (1) 5,133 5,138
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 2,840 2,832
Drive Auto Receivables Trust
Series 2020-2, Class D
3.05%, 5/15/28  299 298

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Drive Auto Receivables Trust
Series 2024-1, Class B
5.31%, 1/16/29  5,440 5,406
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 8,477 8,461
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30 (1) 9,280 9,372
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 7,025 6,984
Enterprise Fleet Financing
Series 2024-2, Class A2
5.74%, 12/20/26 (1) 8,125 8,138
Exeter Automobile Receivables Trust
Series 2022-3A, Class B
4.86%, 12/15/26  3,250 3,243
Exeter Automobile Receivables Trust
Series 2022-5A, Class B
5.97%, 3/15/27  2,720 2,718
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  8,978 8,969
Exeter Automobile Receivables Trust
Series 2023-3A, Class B
6.11%, 9/15/27  12,335 12,342
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  3,315 3,324
Exeter Automobile Receivables Trust
Series 2024-2A, Class B
5.61%, 4/17/28  11,200 11,182
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  4,690 4,669
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  3,685 3,717
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 5,075 4,952
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 4,495 4,449

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 805 808
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,225 3,222
GM Financial Automobile Leasing Trust
Series 2022-2, Class B
4.02%, 5/20/26  6,700 6,648
GM Financial Automobile Leasing Trust
Series 2023-2, Class B
5.54%, 5/20/27  3,920 3,913
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A3
5.02%, 3/15/27 (1) 5,240 5,208
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class B
5.35%, 5/15/28 (1) 3,335 3,317
JPMorgan Chase Bank
Series 2021-1, Class B
0.875%, 9/25/28 (1) 77 77
JPMorgan Chase Bank
Series 2021-2, Class B
0.889%, 12/26/28 (1) 1,793 1,769
JPMorgan Chase Bank
Series 2021-3, Class B
0.76%, 2/26/29 (1) 2,655 2,586
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 4,300 4,299
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 5,575 5,607
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 1,812 1,812
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 3,904 3,896
Octane Receivables Trust
Series 2023-3A, Class A2
6.44%, 3/20/29 (1) 16,858 16,945
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 5,610 5,653

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32 (1) 963 962
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 730 727
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 7,000 6,791
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  10,350 10,271
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  3,385 3,362
Santander Drive Auto Receivables Trust
Series 2023-3, Class A3
5.61%, 10/15/27  3,115 3,112
Santander Drive Auto Receivables Trust
Series 2023-4, Class A2
6.18%, 2/16/27  4,691 4,699
Santander Drive Auto Receivables Trust
Series 2024-1, Class B
5.23%, 12/15/28  14,965 14,899
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 3,105 3,093
SBNA Auto Lease Trust
Series 2024-B, Class A3
5.56%, 11/22/27 (1) 3,210 3,210
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 3,155 3,161
SBNA Auto Receivables Trust
Series 2024-A, Class A3
5.32%, 12/15/28 (1) 4,470 4,453
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2B, FRN
SOFR30A + 0.80%, 6.123%, 3/22/27 (1) 1,896 1,900
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 4,001 4,014
269,218
Collateralized Debt Obligation  7.4%
AllegroX
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.23%, 6.557%, 10/16/31 (1) 11,250 11,258

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Apidos XVIII
Series 2018-18A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.475%, 10/22/30 (1) 8,671 8,675
Apidos Xxv
Series 2016-25A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.475%, 10/20/31 (1) 10,682 10,694
Atrium XIII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.476%, 11/21/30 (1) 10,535 10,539
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.522%, 11/15/30 (1) 10,560 10,575
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.556%, 10/20/31 (1) 11,200 11,186
Marathon Static
Series 2022-18A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.475%, 7/20/30 (1) 7,954 7,934
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 6.599%, 7/16/31 (1) 3,574 3,576
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 6.525%, 1/20/32 (1) 13,488 13,514
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.574%, 11/13/31 (1) 5,150 5,165
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.475%, 10/20/30 (1) 10,434 10,451
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 6.53%, 7/30/31 (1) 3,741 3,747
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 6.475%, 1/20/31 (1) 4,951 4,963
Romark
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.14%, 7/25/31 (1) 11,200 11,200
Symphony Static I
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.092%, 6.415%, 10/25/29 (1) 9,313 9,312
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.523%, 10/15/31 (1) 10,435 10,422

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 6.525%, 10/20/30 (1) 9,107 9,135
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 6.575%, 7/20/31 (1) 11,045 11,073
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.529%, 10/15/31 (1) 4,040 4,044
167,463
Equip Lease Heavy Duty  1.2%
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 4,875 4,856
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 4,295 4,308
Dell Equipment Finance Trust
Series 2024-1, Class A3
5.39%, 3/22/30 (1) 2,195 2,196
DLLAD
Series 2024-1A, Class A2
5.50%, 8/20/27 (1) 3,280 3,279
MMAF Equipment Finance
Series 2020-BA, Class A5
0.85%, 4/14/42 (1) 2,400 2,292
MMAF Equipment Finance
Series 2023-A, Class A2
5.79%, 11/13/26 (1) 6,086 6,087
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 2,705 2,703
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 1,065 1,064
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 710 710
27,495
Home Equity Loans Backed  0.3%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 5,622 4,656
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,359 1,121
5,777

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Other Asset-Backed Securities  4.2%
Dell Equipment Finance Trust
Series 2023-2, Class A3
5.65%, 1/22/29 (1) 8,985 8,984
DLLAD
Series 2023-1A, Class A2
5.19%, 4/20/26 (1) 2,518 2,512
Hilton Grand Vacations Trust
Series 2018-AA, Class A
3.54%, 2/25/32 (1) 334 328
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 373 357
HPEFS Equipment Trust
Series 2021-2A, Class D
1.29%, 3/20/29 (1) 5,700 5,633
HPEFS Equipment Trust
Series 2022-1A, Class B
1.79%, 5/21/29 (1) 6,000 5,958
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 3,200 3,097
HPEFS Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 5,354 5,288
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 2,415 2,432
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28%, 1/18/28 (1) 2,555 2,550
M&T Equipment Notes
Series 2023-1A, Class A2
6.09%, 7/15/30 (1) 2,453 2,453
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, 7/15/30 (1) 4,135 4,131
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 38 36
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 2,056 1,914
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 9,972 8,738

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M TSFR + 0.804%, 6.125%, 4/20/62 (1) 3,382 3,346
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 2,264 2,221
Octane Receivables Trust
Series 2022-1A, Class A2
4.18%, 3/20/28 (1) 1,706 1,692
Octane Receivables Trust
Series 2023-2A, Class A2
5.88%, 6/20/31 (1) 5,780 5,783
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 607 601
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 3,353 3,343
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 1,945 1,949
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26 (1) 7,555 7,440
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 4,810 4,765
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 1,589 1,571
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37 (1) 98 94
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 4,933 4,934
Verizon Master Trust
Series 2024-1, Class A1A
5.00%, 12/20/28  2,005 1,994
94,144
Student Loans  0.7%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 4,497 4,418
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 456 417

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,879 1,696
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 9,546 8,288
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 1,232 1,186
16,005
Total Asset-Backed Securities
(Cost $584,500) 580,102
CERTIFICATES OF DEPOSITS
 0.3%
Banking  0.3%
Intesa Sanpaolo, 6.10%  7,675 7,677
7,677
Total Certificates of Deposits
(Cost $7,675) 7,677
CONVERTIBLE BONDS
 0.2%
MISCELLANEOUS
 0.2%
Miscellaneous  0.2%
Meituan, Zero Coupon, 4/27/27  4,700 4,429
Total Miscellaneous 4,429
Total Convertible Bonds
(Cost $4,408) 4,429
CORPORATE BONDS
 51.9%
Advertising  0.9%
WPP Finance 2010, 3.75%, 9/19/24  19,500 19,341
19,341
Aerospace & Defense  0.4%
Boeing, 4.875%, 5/1/25  4,650 4,597
Boeing, 6.259%, 5/1/27 (1) 3,865 3,888
8,485
Automotive  3.6%
Daimler Truck Finance North America, FRN, SOFR + 0.75%,
6.102%, 12/13/24 (1) 3,143 3,149
Ford Motor Credit, 3.664%, 9/8/24  2,700 2,680

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Motor Credit, 4.134%, 8/4/25  4,750 4,660
Ford Motor Credit, 4.389%, 1/8/26  8,152 7,940
Ford Motor Credit, 4.687%, 6/9/25  2,000 1,975
Ford Motor Credit, 5.125%, 6/16/25  2,000 1,985
Hyundai Capital America, 1.65%, 9/17/26 (1) 6,120 5,600
Hyundai Capital America, 1.80%, 10/15/25 (1) 7,540 7,149
Hyundai Capital America, 5.25%, 1/8/27 (1) 2,220 2,207
Hyundai Capital America, 5.50%, 3/30/26 (1) 1,610 1,607
Kia, 2.375%, 2/14/25  1,900 1,856
LeasePlan, 2.875%, 10/24/24 (1) 11,800 11,670
Nissan Motor, 3.522%, 9/17/25 (1) 5,955 5,769
Nissan Motor Acceptance, 1.125%, 9/16/24 (1) 1,109 1,093
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1) 4,520 4,458
Volkswagen Group of America Finance, 5.80%, 9/12/25 (1) 5,700 5,708
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 11,380 11,508
81,014
Banking  17.2%
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(2) 4,000 4,048
Australia & New Zealand Banking Group, 4.40%, 5/19/26 (1) 8,355 8,159
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (2) 11,200 11,203
Banco Santander, VR, 5.552%, 3/14/28 (2) 3,800 3,765
Bank of Montreal, FRN, SOFRINDX + 0.32%, 5.675%, 7/9/24  10,000 9,976
Barclays, 4.375%, 1/12/26 (3) 800 784
Barclays, 5.20%, 5/12/26  7,805 7,699
Barclays, VR, 5.304%, 8/9/26 (2) 8,300 8,251
Barclays, VR, 5.674%, 3/12/28 (2) 2,035 2,032
BPCE, 4.50%, 3/15/25 (1) 11,881 11,727
BPCE, VR, 1.652%, 10/6/26 (1)(2) 1,229 1,159
CaixaBank, VR, 6.684%, 9/13/27 (1)(2) 11,450 11,642
Capital One Financial, 3.75%, 7/28/26  1,950 1,880
Capital One Financial, VR, 2.636%, 3/3/26 (2) 7,060 6,880
Citigroup, 4.40%, 6/10/25  17,400 17,183
Cooperatieve Rabobank, 3.75%, 7/21/26  1,920 1,846
Cooperatieve Rabobank, 4.375%, 8/4/25  4,965 4,875
Danske Bank, VR, 5.427%, 3/1/28 (1)(2) 4,425 4,417
Danske Bank, VR, 6.466%, 1/9/26 (1)(2) 12,695 12,696
Deutsche Bank, 4.50%, 4/1/25  15,940 15,701
Discover Bank, 2.45%, 9/12/24  13,392 13,265
Emirates NBD Bank, 2.625%, 2/18/25  6,400 6,252
Fifth Third Bank, 3.85%, 3/15/26  15,655 15,126
Fifth Third Bank, VR, 5.852%, 10/27/25 (2) 2,950 2,941
Goldman Sachs Group, FRN, SOFR + 0.50%, 5.851%, 9/10/24  10,000 9,999
HDFC Bank, 5.686%, 3/2/26  8,500 8,511

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HSBC Holdings, 4.375%, 11/23/26  7,600 7,381
HSBC Holdings, VR, 5.597%, 5/17/28 (2) 5,600 5,619
Huntington Bancshares, 2.625%, 8/6/24  3,775 3,750
Huntington National Bank, VR, 5.699%, 11/18/25 (2) 7,745 7,717
ING Groep, VR, 6.083%, 9/11/27 (2) 3,845 3,888
Intesa Sanpaolo, 7.00%, 11/21/25 (1) 2,491 2,516
Lloyds Banking Group, 4.45%, 5/8/25  4,771 4,724
Lloyds Banking Group, 4.50%, 11/4/24  2,050 2,035
Lloyds Banking Group, VR, 2.438%, 2/5/26 (2) 12,665 12,383
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25 (2) 11,165 11,138
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26 (2) 4,310 4,297
NatWest Group, 4.80%, 4/5/26  4,577 4,517
NatWest Markets, FRN, SOFR + 0.53%, 5.891%, 8/12/24 (1) 6,315 6,315
NatWest Markets, FRN, SOFR + 1.45%, 6.805%, 3/22/25 (1) 2,483 2,501
PNC Bank, 4.20%, 11/1/25  5,948 5,819
PNC Financial Services Group, VR, 5.30%, 1/21/28 (2) 1,745 1,734
PNC Financial Services Group, VR, 5.812%, 6/12/26 (2) 4,980 4,988
PNC Financial Services Group, VR, 6.615%, 10/20/27 (2) 5,000 5,115
Santander Holdings USA, 3.244%, 10/5/26  5,750 5,414
Societe Generale, 4.25%, 4/14/25 (1) 500 491
Societe Generale, 4.25%, 8/19/26 (1) 2,440 2,346
Societe Generale, FRN, SOFR + 1.05%, 6.407%, 1/21/26 (1) 10,000 10,011
Societe Generale, VR, 5.519%, 1/19/28 (1)(2) 4,375 4,318
Standard Chartered, 4.30%, 2/19/27 (1) 3,464 3,343
Standard Chartered, FRN, SOFR + 0.93%, 6.294%, 11/23/25 (1)
(3) 5,000 5,005
Standard Chartered, VR, 3.971%, 3/30/26 (1)(2) 800 786
Standard Chartered, VR, 5.688%, 5/14/28 (1)(2) 1,205 1,201
Standard Chartered, VR, 6.187%, 7/6/27 (1)(2) 5,800 5,846
Toronto-Dominion Bank, FRN, SOFR + 0.35%, 5.701%, 9/10/24  10,000 9,969
Truist Financial, FRN, SOFR + 0.40%, 5.751%, 6/9/25  10,445 10,445
U.S. Bancorp, VR, 5.727%, 10/21/26 (2) 6,535 6,547
UBS, 5.00%, 7/9/27  3,450 3,394
UBS Group, VR, 2.593%, 9/11/25 (1)(2) 7,750 7,683
UBS Group, VR, 6.327%, 12/22/27 (1)(2) 5,700 5,795
Wells Fargo, VR, 5.707%, 4/22/28 (2) 6,480 6,524
387,572
Building Products  0.1%
Owens Corning, 5.50%, 6/15/27  2,360 2,367
2,367
Cable Operators  0.7%
Charter Communications Operating, 4.908%, 7/23/25  1,314 1,300
Charter Communications Operating, 6.15%, 11/10/26  5,650 5,687

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Cox Communications, 3.15%, 8/15/24 (1) 7,900 7,854
14,841
Chemicals  1.0%
Celanese U.S. Holdings, 1.40%, 8/5/26  4,298 3,920
International Flavors & Fragrances, 1.23%, 10/1/25 (1) 3,107 2,926
LG Chem, 4.375%, 7/14/25  7,610 7,499
MEGlobal Canada, 5.00%, 5/18/25  8,850 8,753
23,098
Consumer Products  0.5%
LG Electronics, 5.625%, 4/24/27 (1) 6,740 6,772
Mattel, 3.375%, 4/1/26 (1) 5,675 5,413
12,185
Drugs  0.8%
BNP Paribas, 4.375%, 9/28/25 (1) 11,650 11,421
BNP Paribas, VR, 2.219%, 6/9/26 (1)(2) 1,685 1,625
Perrigo Finance Unlimited, 3.90%, 12/15/24  679 670
Viatris, 1.65%, 6/22/25  5,207 4,983
18,699
Electric Utilities  0.4%
GS Caltex, 1.625%, 7/27/25  9,450 9,032
9,032
Energy  2.9%
Abu Dhabi National Energy, 4.375%, 6/22/26  8,900 8,749
APA Infrastructure, 4.20%, 3/23/25 (1) 5,000 4,940
DCP Midstream Operating, 5.375%, 7/15/25  10,562 10,522
Energy Transfer, 5.75%, 4/1/25  10,300 10,287
EQT, 3.125%, 5/15/26 (1) 2,000 1,899
Occidental Petroleum, 5.50%, 12/1/25  2,145 2,134
Occidental Petroleum, 5.875%, 9/1/25  4,778 4,778
Occidental Petroleum, 8.50%, 7/15/27  2,100 2,250
SA Global Sukuk, 1.602%, 6/17/26  9,450 8,790
Sabine Pass Liquefaction, 5.875%, 6/30/26  931 934
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(4) 3,000 2,887
Western Midstream Operating, 3.10%, 2/1/25  6,623 6,491
64,661
Financial  3.5%
AerCap Ireland Capital, 1.65%, 10/29/24  7,230 7,113
Aldar Sukuk, 4.75%, 9/29/25  8,830 8,723
Ally Financial, 5.125%, 9/30/24  6,400 6,377
Bank Mandiri Persero, 5.50%, 4/4/26  9,000 8,990
CNO Financial Group, 5.25%, 5/30/25  8,012 7,962
General Motors Financial, 5.40%, 5/8/27  2,325 2,317
General Motors Financial, FRN, SOFR + 0.62%, 5.976%, 10/15/24  15,000 14,998

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
LPL Holdings, 5.70%, 5/20/27  4,380 4,393
QNB Finance, 1.375%, 1/26/26  9,555 8,919
Synchrony Financial, 4.25%, 8/15/24  3,810 3,791
Western Union, 1.35%, 3/15/26  5,865 5,435
79,018
Food Processing  0.5%
Campbell Soup, 5.30%, 3/20/26  10,865 10,841
10,841
Food/Tobacco  0.8%
Imperial Brands Finance, 3.125%, 7/26/24 (1) 4,200 4,179
Imperial Brands Finance, 4.25%, 7/21/25 (1) 14,560 14,294
18,473
Foreign Govt & Muni (Excl Canadian)  0.3%
Pelabuhan Indonesia Persero, 4.875%, 10/1/24  5,800 5,785
5,785
Forest Products  0.4%
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  10,000 9,995
9,995
Health Care  1.9%
HCA, 5.25%, 6/15/26  10,880 10,812
HCA, 5.375%, 2/1/25  5,450 5,423
Highmark, 1.45%, 5/10/26 (1) 12,754 11,708
Icon Investments Six, 5.809%, 5/8/27  9,574 9,647
Solventum, 5.45%, 2/25/27 (1) 6,005 5,990
43,580
Insurance  3.6%
Athene Global Funding, 5.684%, 2/23/26 (1) 4,995 4,981
Athene Global Funding, FRN, SOFRINDX + 0.715%, 6.07%,
1/7/25 (1) 9,850 9,865
Brighthouse Financial Global Funding, 1.75%, 1/13/25 (1) 5,000 4,871
CNO Global Funding, 1.65%, 1/6/25 (1) 2,966 2,888
CNO Global Funding, 1.75%, 10/7/26 (1) 4,895 4,462
Corebridge Financial, 3.50%, 4/4/25  10,330 10,136
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1) 5,684 5,427
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 11,911 11,878
First American Financial, 4.60%, 11/15/24  9,173 9,110
Voya Financial, 3.65%, 6/15/26  17,754 17,098
80,716
Manufacturing  1.6%
FMC, 3.20%, 10/1/26  14,739 13,934
POSCO, 5.625%, 1/17/26  5,500 5,502
VF, 2.40%, 4/23/25  17,729 17,142
36,578

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metals & Mining  0.0%
Freeport-McMoRan, 5.00%, 9/1/27  883 869
869
Other Telecommunications  0.4%
Axiata, 4.357%, 3/24/26  8,820 8,661
8,661
Pharmaceuticals  0.7%
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 15,160 14,766
14,766
Real Estate Investment Trust Securities  2.5%
Brixmor Operating Partnership, 3.65%, 6/15/24  605 604
Brixmor Operating Partnership, 3.85%, 2/1/25  16,000 15,796
Brixmor Operating Partnership, 4.125%, 6/15/26  1,900 1,844
CubeSmart, 4.00%, 11/15/25  3,075 2,995
Healthcare Realty Holdings, 3.50%, 8/1/26  6,253 5,935
Kilroy Realty, 3.45%, 12/15/24  13,122 12,944
Kilroy Realty, 4.375%, 10/1/25  5,074 4,960
Scentre Group Trust 1, 3.50%, 2/12/25 (1) 10,550 10,382
55,460
Retail  0.8%
Advance Auto Parts, 5.90%, 3/9/26  3,070 3,074
Walgreens Boots Alliance, 3.80%, 11/18/24  15,350 15,161
18,235
Services  0.5%
CDW, 5.50%, 12/1/24  11,075 11,033
Nature Conservancy, Series A, 0.625%, 7/1/24  650 648
11,681
Transportation  0.5%
GATX, 5.40%, 3/15/27  3,230 3,224
Penske Truck Leasing, 1.70%, 6/15/26 (1) 4,239 3,912
Penske Truck Leasing, 2.70%, 11/1/24 (1) 2,519 2,487
Penske Truck Leasing, 3.95%, 3/10/25 (1) 2,900 2,862
12,485
Transportation Services  0.3%
HPHT Finance, 2.875%, 11/5/24  7,278 7,191
7,191
Utilities  2.8%
Ameren, 3.65%, 2/15/26  2,185 2,115
Constellation Energy Generation, 3.25%, 6/1/25  6,437 6,291
Edison International, 3.55%, 11/15/24  17,615 17,434
NRG Energy, 3.75%, 6/15/24 (1) 670 669
Pacific Gas & Electric, 4.95%, 6/8/25  9,900 9,796
Southern, STEP, 4.475%, 8/1/24  8,315 8,298

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Southwestern Electric Power, Series K, 2.75%, 10/1/26  3,700 3,471
Vistra Operations, 3.55%, 7/15/24 (1) 14,655 14,618
62,692
Wireless Communications  2.3%
American Tower, 1.60%, 4/15/26  12,295 11,450
Crown Castle, 1.05%, 7/15/26  4,605 4,213
Crown Castle, 1.35%, 7/15/25  4,850 4,624
Crown Castle, 4.45%, 2/15/26  9,500 9,327
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,500 1,467
PT Tower Bersama Infrastructure, 4.25%, 1/21/25  5,550 5,476
Rogers Communications, 3.625%, 12/15/25  5,000 4,841
Sprint, 7.625%, 3/1/26  11,141 11,419
52,817
Total Corporate Bonds
(Cost $1,170,659) 1,171,138
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.5%
Foreign Govt & Muni (Excl Canadian)  0.5%
Japan Treasury Discount Bill, 0.04%, 8/5/24 (JPY)  1,746,600 11,105
11,105
Total Foreign Government Obligations & Municipalities
(Cost $11,204) 11,105
MUNICIPAL SECURITIES
 0.0%
Illinois  0.0%
Chicago Transit Auth. Capital Grant Receipts Revenue, 5.00%,
6/1/25  100 101
Total Municipal Securities
(Cost $102) 101
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 10.2%
Commercial Mortgage Backed Securities  1.2%
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class B, ARM
1M TSFR + 1.547%, 6.864%, 12/15/37 (1) 9,750 9,741
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class C, ARM
1M TSFR + 1.747%, 7.064%, 12/15/37 (1) 1,727 1,725

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Cold Storage Trust
Series 2020-ICE5, Class A, ARM
1M TSFR + 1.014%, 6.334%, 11/15/37 (1) 6,793 6,782
MARQ Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 6.91%, 6/15/29 (1) 2,140 2,135
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM
1M TSFR + 1.392%, 6.692%, 5/15/39 (1) 6,665 6,671
27,054
Commercial Mortgage-Backed Securities  2.2%
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class A, ARM
1M TSFR + 1.097%, 6.414%, 9/15/32 (1) 9,525 9,517
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, ARM
1M TSFR + 1.044%, 6.361%, 10/15/37 (1) 3,800 3,791
BX Trust
Series 2021-ARIA, Class A, ARM
1M TSFR + 1.014%, 6.331%, 10/15/36 (1) 3,100 3,073
Commercial Mortgage Trust
Series 2014-CR21, Class A3
3.528%, 12/10/47  482 473
Commercial Mortgage Trust
Series 2014-UBS6, Class A5
3.644%, 12/10/47  5,200 5,130
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A
3.144%, 12/10/36 (1) 8,905 8,727
GS Mortgage Securities Trust
Series 2021-ROSS, Class A, ARM
1M TSFR + 1.264%, 6.581%, 5/15/26 (1) 3,314 3,079
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M TSFR + 1.734%, 7.051%, 10/15/33 (1) 9,870 9,575
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M TSFR + 0.814%, 6.131%, 3/15/36 (1) 7,110 6,923
50,288
Whole Loans Backed  6.8%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 755 729
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 4,460 3,684

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 9,218 7,940
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 833 789
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.638%, 1/25/30  64 64
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.288%, 10/25/30  705 707
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
SOFR30A + 0.964%, 6.288%, 10/25/30  350 350
Connecticut Avenue Securities
Series 2024-R02, Class 1M1, CMO, ARM
SOFR30A + 1.10%, 6.424%, 2/25/44 (1) 3,515 3,521
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 7.224%, 6/25/43 (1) 4,717 4,775
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 4,117 3,809
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 232 210
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 2,610 2,410
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60 (1) 787 723
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 7,854 6,365
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-NQM2, Class A1, CMO, STEP
6.386%, 5/25/69 (1) 5,071 5,071
New Residential Mortgage Loan Trust
Series 2023-NQM1, Class A1A, CMO, STEP
6.864%, 10/25/63 (1) 5,134 5,180
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 14,867 12,195

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2018-EXP1, Class 2A1, CMO, ARM
1M TSFR + 0.964%, 6.289%, 4/25/48 (1) 27 27
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 6.339%, 10/25/59 (1) 128 127
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 648 564
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 3,593 3,074
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 1.014%, 6.00%, 12/25/49 (1) 470 442
OBX Trust
Series 2023-NQM10, Class A1, CMO, STEP
6.465%, 10/25/63 (1) 8,714 8,735
OBX Trust
Series 2024-NQM7, Class A1, CMO, STEP
6.243%, 3/25/64 (1) 3,240 3,247
Progress Residential Trust
Series 2020-SFR1, Class A
1.732%, 4/17/37 (1) 1,473 1,465
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 4,673 4,502
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 165 150
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 25 25
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 2,429 2,242
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 1,927 1,743
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M1, CMO, ARM
SOFR30A + 0.75%, 6.074%, 10/25/33 (1) 888 887
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 6.624%, 2/25/42 (1) 2,684 2,690

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 8.28%, 6/25/42 (1) 5,475 5,643
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.174%, 11/25/43 (1) 2,292 2,321
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.574%, 5/25/44 (1) 4,125 4,130
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.574%, 3/25/44 (1) 7,614 7,616
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 25 25
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 114 109
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M TSFR + 0.714%, 6.039%, 2/25/57 (1) 61 62
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
3.642%, 11/25/59 (1) 818 793
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
3.913%, 7/25/59 (1) 226 222
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
3.692%, 11/25/59 (1) 627 608
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
3.226%, 5/25/60 (1) 187 185
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
1.502%, 5/25/65 (1) 721 684
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
2.977%, 3/25/60 (1) 6 6
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 4,612 4,037
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 3,881 3,370

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 1,597 1,463
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 6,830 6,093
Verus Securitization Trust
Series 2023-3, Class A1, CMO, STEP
5.93%, 3/25/68 (1) 7,748 7,707
Verus Securitization Trust
Series 2023-8, Class A1, CMO, STEP
6.259%, 12/25/68 (1) 2,267 2,268
Verus Securitization Trust
Series 2023-INV3, Class A1, CMO, ARM
6.876%, 11/25/68 (1) 4,045 4,075
Verus Securitization Trust
Series 2024-1, Class A1, CMO, STEP
5.712%, 1/25/69 (1) 9,774 9,690
Verus Securitization Trust
Series 2024-INV1, Class A1, CMO, STEP
6.116%, 3/25/69 (1) 2,500 2,493
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 2,011 1,832
153,874
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $241,759) 231,216
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 0.0%
U.S. Government Agency Obligations  0.0%
Federal Home Loan Mortgage, CMO, ARM, SOFR30A + 0.464%,
5.788%, 2/15/45  160 155
Federal National Mortgage Assn., CMO, ARM, SOFR30A +
0.514%, 5.838%, 1/25/45  128 124
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $288) 279
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 3.3%
U.S. Treasury Obligations  3.3%
U.S. Treasury Bills, 5.267%, 9/19/24 (5) 30,075 29,602
U.S. Treasury Bills, 5.292%, 6/11/24  5,600 5,593

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bills, 5.292%, 6/25/24  5,600 5,582
U.S. Treasury Bills, 5.306%, 7/23/24  12,390 12,299
U.S. Treasury Bills, 5.319%, 7/9/24  5,600 5,570
U.S. Treasury Bills, 5.332%, 8/20/24  5,650 5,586
U.S. Treasury Notes, 4.625%, 11/15/26  7,400 7,377
U.S. Treasury Notes, 4.875%, 11/30/25  3,330 3,323
74,932
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $74,966) 74,932
SHORT-TERM INVESTMENTS
 8.1%
Commercial Paper  8.1%
4(2)  6.3%(6)
Bacardi-Martini, 5.845%, 7/18/24  13,700 13,593
Canadian Natural Resources, 5.874%, 6/25/24  18,450 18,379
Conagra Brands, 5.653%, 6/3/24  12,900 12,894
Conagra Brands, 5.764%, 6/13/24  13,600 13,572
Crown Castle, 5.88%, 7/9/24  4,235 4,208
Edison International, 5.503%, 6/3/24  9,900 9,896
Gotham Funding, 5.312%, 6/3/24  2,000 1,999
Harley-Davidson Financial Services, 6.049%, 6/4/24  11,100 11,093
International Flavors & Fragrances, 6.077%, 6/24/24  16,900 16,838
Targa Resources, 5.803%, 6/3/24  6,100 6,097
Targa Resources, 6.039%, 7/8/24  13,000 12,918
Targa Resources, 6.04%, 7/10/24  9,100 9,039
VF, 6.456%, 7/23/24  5,210 5,168
Walgreens Boots Alliance, 6.432%, 7/1/24  4,900 4,873
140,567
Non-4(2)  1.8%
Energy Transfer Operating L P, 5.653%, 6/3/24  19,000 18,991
Ovintiv, 6.07%, 6/17/24  3,700 3,689
Ovintiv Canada, 6.108%, 6/20/24  18,500 18,439
41,119
Total Commercial Paper 181,686

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 2 2
Total Money Market Funds 2
Total Short-Term Investments
(Cost $181,702) 181,688
SECURITIES LENDING COLLATERAL
 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 406 406
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 406
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 376 376
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 376
Total Securities Lending Collateral
(Cost $782) 782
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased
0 .0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default Swap
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S42, 5 Year Index,
6/20/29), Pay 1% Quarterly,
Receive upon credit default,
6/19/24 @ 0.65%* (9) 1 113,000 8

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default Swap
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S42, 5 Year Index,
6/20/29), Pay 1% Quarterly,
Receive upon credit default,
6/19/24 @ 0.70%* (9) 1 113,000 7
Total Options Purchased (Cost $116) 15
Total Investments in Securities
100.2% of Net Assets
(Cost $2,278,161) $ 2,263,464
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,041,208 and represents 46.1% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at May 31, 2024.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) At May 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $140,567 and represents 6.2% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
(9) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
OTC Over-the-counter
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Devon Energy, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/24 * 10,000 25 19 6
Protection Sold (Relevant Credit: Hess,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/24 * 10,000 25 53 (28)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (22)
Total Centrally Cleared Swaps (22)
Net payments (receipts) of variation margin to date 22
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of May 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 8/5/24 USD 11,359 JPY 1,746,600 $ 141
Net unrealized gain (loss) on open forward
currency exchange contracts $ 141

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 253 Three Month SOFR Futures contracts 9/24 (59,876) $ 262
Short, 22 U.S. Treasury Long Bond contracts 9/24 (2,553) 19
Short, 663 U.S. Treasury Notes five year contracts 9/24 (70,143) 25
Short, 157 U.S. Treasury Notes ten year contracts 9/24 (17,081) 27
Short, 655 U.S. Treasury Notes two year contracts 9/24 (133,426) (63)
Short, 45 Ultra U.S. Treasury Notes ten year
contracts 9/24 (5,041) 17
Long, 200 Three Month SOFR Futures contracts 3/25 47,515 (245)
Short, 200 Three Month SOFR Futures contracts 3/26 (47,893) 252
Net payments (receipts) of variation margin to date (577)
Variation margin receivable (payable) on open futures contracts $ (283)

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.39% $ — $ — $ — ++
Totals $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 677 ¤ ¤ $ 784
Total $ 784 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $784.

T. ROWE PRICE Ultra Short-Term Bond Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,278,161) $ 2,263,464
Interest receivable 14,421
Receivable for shares sold 2,916
Unrealized gain on forward currency exchange contracts 141
Cash 121
Foreign currency (cost $5) 5
Other assets 43
Total assets 2,281,111
Liabilities
Payable for investment securities purchased 18,210
Payable for shares redeemed 3,261
Obligation to return securities lending collateral 782
Investment management fees payable 304
Variation margin payable on futures contracts 283
Due to affiliates 21
Payable to directors 1
Other liabilities 155
Total liabilities 23,017
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 2,258,094

T. ROWE PRICE Ultra Short-Term Bond Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (60,189)
Paid-in capital applicable to 447,876,876 shares of $0.01 par value capital stock outstanding; 6,000,000,000 shares of the
Corporation authorized 2,318,283
NET ASSETS $ 2,258,094
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,343,618; Shares outstanding:
266,654,048) $ 5.04
I Class
(Net assets: $914,377; Shares outstanding: 181,203,220) $ 5.05
Z Class
(Net assets: $99; Shares outstanding: 19,608) $ 5.04

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 111,008
Securities lending 19
Other 3
Total income 111,030
Expenses
Investment management 3,596
Shareholder servicing
Investor Class $ 1,964
I Class 113 2,077
Prospectus and shareholder reports
Investor Class 108
I Class 31 139
Custody and accounting 253
Registration 87
Legal and audit 39
Proxy and annual meeting 31
Directors 8
Miscellaneous 22
Waived / paid by Price Associates (296)
Total expenses 5,956
Net investment income 105,074

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (13,672)
Futures 10,132
Swaps (1,081)
Options written (303)
Forward currency exchange contracts 2,325
Foreign currency transactions 171
Net realized loss (2,428)
Change in net unrealized gain / loss
Securities 44,923
Futures 535
Swaps 1,424
Options written 113
Forward currency exchange contracts (293)
Change in net unrealized gain / loss 46,702
Net realized and unrealized gain / loss 44,274
INCREASE IN NET ASSETS FROM OPERATIONS $ 149,348

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 105,074 $ 77,900
Net realized loss (2,428) (32,647)
Change in net unrealized gain / loss 46,702 21,614
Increase in net assets from operations 149,348 66,867
Distributions to shareholders
Net earnings
Investor Class (63,461) (55,203)
I Class (42,342) (33,631)
Z Class (5) (3)
Decrease in net assets from distributions (105,808) (88,837)
Capital share transactions
*
Shares sold
Investor Class 443,341 697,788
I Class 308,544 479,797
Distributions reinvested
Investor Class 63,157 54,647
I Class 38,314 30,130
Shares redeemed
Investor Class (648,586) (1,688,262)
I Class (382,346) (857,597)
Decrease in net assets from capital share
transactions (177,576) (1,283,497)

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Decrease during period (134,036) (1,305,467)
Beginning of period 2,392,130 3,697,597
End of period $ 2,258,094 $ 2,392,130
*Share information (000s)
Shares sold
Investor Class 88,726 141,730
I Class 61,609 97,228
Distributions reinvested
Investor Class 12,632 11,110
I Class 7,648 6,114
Shares redeemed
Investor Class (129,955) (342,815)
I Class (76,516) (174,012)
Decrease in shares outstanding (35,856) (260,645)

T. ROWE PRICE Ultra Short-Term Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-
Term Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has three classes of shares: the Ultra Short-Term Bond Fund (Investor Class), the Ultra Short-Term Bond Fund–I Class (I Class) and the Ultra Short-Term
Bond Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital

T. ROWE PRICE Ultra Short-Term Bond Fund

gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE Ultra Short-Term Bond Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Ultra Short-Term Bond Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Ultra Short-Term Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 902,164 $ — $ 902,164
Short-Term Investments 2 189,363 — 189,365
Corporate Bonds — 1,168,251 2,887 1,171,138
Securities Lending Collateral 782 — — 782
Options Purchased — 15 — 15
Total Securities 784 2,259,793 2,887 2,263,464
Swaps* — 6 — 6
Forward Currency Exchange
Contracts — 141 — 141
Futures Contracts* 602 — — 602
Total $ 1,386 $ 2,259,940 $ 2,887 $ 2,264,213
Liabilities
Swaps* $ — $ 28 $ — $ 28
Futures Contracts* 308 — — 308
Total $ 308 $ 28 $ — $ 336

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Asset-Backed Securities, Convertible Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 602
Foreign exchange derivatives Forwards 141
Credit derivatives Centrally Cleared Swaps, Securities^ 21
^
,*
Total $ 764
^
,*
Liabilities
Interest rate derivatives Futures $ 308
Credit derivatives Centrally Cleared Swaps 28
Total $ 336
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Ultra Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ (9) $ (303) $ 10,132 $ — $ — $ 9,820
Foreign
exchange
derivatives — — — 2,325 — 2,325
Credit
derivatives 102 — — — (1,081) (979)
Total $ 93 $ (303) $ 10,132 $ 2,325 $ (1,081) $ 11,166
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ 1 $ 113 $ 535 $ — $ — $ 649
Foreign
exchange
derivatives — — — (293) — (293)
Credit
derivatives (101) — — — 1,424 1,323
Total $ (100) $ 113 $ 535 $ (293) $ 1,424 $ 1,679
^ Options purchased are reported as securities.

T. ROWE PRICE Ultra Short-Term Bond Fund

because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the

T. ROWE PRICE Ultra Short-Term Bond Fund

fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of May 31, 2024, securities valued at $10,760,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.

T. ROWE PRICE Ultra Short-Term Bond Fund

Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 7% and 12% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying
Statement of Operations; premiums on exercised options are recorded as

T. ROWE PRICE Ultra Short-Term Bond Fund

an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms.
The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0%
and 11% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums

T. ROWE PRICE Ultra Short-Term Bond Fund

received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by the fund totaled $20,000,000 (0.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 6% of net assets.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE Ultra Short-Term Bond Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2024, the value of loaned securities was $766,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of
Investments; the value of cash collateral and related investments was $782,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,569,045,000 and $1,732,832,000, respectively, for the year ended May 31, 2024. Purchases and sales of U.S. government securities aggregated $24,948,000 and $50,430,000, respectively, for the year ended
May 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Ultra Short-Term Bond Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 105,808 $ 80,097
Long-term capital gain — 8,740
Total distributions $ 105,808 $ 88,837
($000s)
Cost of investments $ 2,278,233
Unrealized appreciation $ 4,787
Unrealized depreciation (19,484)
Net unrealized appreciation (depreciation) $ (14,697)
($000s)
Overdistributed ordinary income $ (6,040)
Net unrealized appreciation (depreciation) (14,697)
Loss carryforwards and deferrals (39,452)
Total distributable earnings (loss) $ (60,189)

T. ROWE PRICE Ultra Short-Term Bond Fund

sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.16% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The

T. ROWE PRICE Ultra Short-Term Bond Fund

I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2024 as indicated in the table below. Including this amount, expenses previously waived/paid by Price
Associates in the amount of $879,000 remain subject to repayment by the fund at May 31, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.31% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 N/A
(Waived)/repaid during the period ($000s) $(296) $— $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Ultra Short-Term Bond Fund

accounts invested in the Investor Class. For the year ended May 31, 2024, expenses incurred pursuant to these service agreements were $109,000 for
Price Associates; $354,000 for T. Rowe Price Services, Inc.; and $5,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of May 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 891,069 shares of the Investor Class, representing less than 1% of the Investor Class's net assets, and 19,608 shares of the Z Class, representing 100% of the Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Ultra Short-Term Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Short-Term Bond Fund, Inc.
and Shareholders of T. Rowe Price Ultra Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Ultra Short-Term Bond Fund (one
of the funds constituting T. Rowe Price Short-Term Bond Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Ultra Short-Term Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $105,046,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Ultra Short-Term Bond Fund

Approval of Investment Management Agreement and
Subadvisory Agreements
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE Ultra Short-Term Bond Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the
T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the
Adviser receives from the fund. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders have benefitted from reductions to the fund’s management fee and also benefit from potential future economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F188-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Ultra Short-Term Bond Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024